Additional Information: Condensed Financial Statements of the Company - Condensed Statement of Cash Flows of the Parent Company (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements Captions [Line Items]
Cash flows from investing activities	$ (935)	$ (35,444)	$ (3,267)
Amount due from entities within the Group, current	1,153	2,264
Amount due to entities within the Group, current	1,453	1,503
Parent
Condensed Cash Flow Statements Captions [Line Items]
Cash flows from investing activities	(3,000)	(38,598)	(4,712)
Amount due from entities within the Group, non-current	126,536	123,337
Amount due to entities within the Group, non-current	$ 3,997	3,888
Reclassification Adjustment
Condensed Cash Flow Statements Captions [Line Items]
Cash flows from investing activities		(38,600)	(4,700)
Reclassification Adjustment | Subsidiaries
Condensed Cash Flow Statements Captions [Line Items]
Cash flows from investing activities		38,600	$ 4,700
Reclassification Adjustment | Parent
Condensed Cash Flow Statements Captions [Line Items]
Amount due from entities within the Group, current		123,300
Amount due from entities within the Group, non-current		123,300
Amount due to entities within the Group, current		3,900
Amount due to entities within the Group, non-current		$ 3,900